Income tax - Reconciliation of statutory corporate income tax rate to effective tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Statutory income tax rate	$ (39,709)	$ 41,108		$ (76,036)
Amendment tax return effects and other tax adjustments	1,242	29		3,563
Inflation on furniture, intangible and equipment	(309)	(2,323)		(873)
Inflation of tax losses	(4,335)	(1,971)		(676)
Foreign countries difference with Mexican statutory rate	(9)	124		175
Annual inflation adjustment	(11,200)	(7,971)		2,591
Recorded deferred taxes on tax losses	7	(434)		3,733
Non-deductible expenses	7,695	2,069		12,918
Difference in Foreign Exchange income (loss) for tax purposes	(5,521)
Total income tax expense	$ (52,139)	$ 30,573	[1]	$ (61,731)	[1]
Statutory income tax rate	30.00%	30.00%		30.00%
Amendment tax return effects and other tax adjustments	(0.94%)	(0.02%)		1.41%
Inflation on furniture, intangible and equipment	0.23%	(1.70%)		0.34%
Inflation of tax losses	3.28%	(1.44%)		0.27%
Foreign countries difference with Mexican statutory rate	0.00%	0.10%		(0.07%)
Annual inflation adjustment	8.46%	(5.82%)		(1.02%)
Recorded deferred taxes on tax losses	0.00%	(0.32%)		(1.47%)
Non-deductible expenses	(5.81%)	1.51%		(5.10%)
Difference in Foreign Exchange income (loss) for tax purposes	4.17%
Total effective tax rate	39.39%	22.31%		24.36%

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.